PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PLANT, PROPERTY AND EQUIPMENT
PLANT, PROPERTY AND EQUIPMENT

NOTE 5 PLANT, PROPERTY AND EQUIPMENT

The following table includes plant, property and equipment of our consolidated entities:

	2016 (a)			2015 (a)
December 31 (millions of dollars)	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Pipeline	2,540	(879)	1,661	2,535	(806)	1,729
Compression	519	(148)	371	516	(134)	382
Metering and other	205	(61)	144	201	(57)	144
Construction in progress	4	—	4	2	—	2

	3,268	(1,088)	2,180	3,254	(997)	2,257

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).